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VIA EDGAR TRANSMISSION

Securities and Exchange Commission 100 F Street, N.E. Washington, DC 20549	George P. Attisano george.attisano@klgates.com March 14, 2016

Re:	John Hancock Investment Trust (the “Trust”), on behalf of: John Hancock ESG All Cap Core Fund; and
John Hancock ESG Large Cap Core Fund (collectively, the “Funds”)
File Nos. 002-10156; 811-00560

Ladies and gentlemen:

Enclosed for filing on behalf of the Trust pursuant to: (1) the Securities Act of 1933, as amended (the “1933 Act”), and Rule 485(a) thereunder, and (2) the Investment Company Act of 1940, as amended (the “1940 Act”), is Post-Effective Amendment No. 156 to the Trust’s Registration Statement on Form N-1A under the 1933 Act and Amendment No. 108 to its Registration Statement under the 1940 Act (the “Amendment”).

The Amendment is being filed pursuant to paragraph (a)(2) of Rule 485 under the 1933 Act. The purpose of the Amendment is to register the Funds as new series of the Trust and to register Class A, Class C, Class I, Class NAV, Class R2, Class R4, and Class R6 shares of each Fund. No fees are required in connection with this filing.

If you have any questions or comments concerning the foregoing, please call me at (617) 261-3240.

Very truly yours,

/s/ George P. Attisano
George P. Attisano
K&L Gates LLP

Cc: Ariel Ayanna,
Assistant Secretary of the Trust